Cash dividend (Details) $ / shares in Units, $ in Thousands, $ in Thousands				12 Months Ended
	Aug. 05, 2021 USD ($) $ / shares shares	Nov. 21, 2019 USD ($) $ / shares shares	Jun. 07, 2019 USD ($) $ / shares shares	Dec. 31, 2021 HKD ($) shares	Dec. 31, 2020 HKD ($) shares	Dec. 31, 2019 HKD ($)
Common stock, shares outstanding | shares				12,938,128	12,938,128
Total amount paid to shareholders | $				$ 80,734	$ 0	$ 413,761
Dividend Declared [Member]
Cash dividend (per share) | $ / shares	$ 0.80	$ 1.60	$ 2.50
Common stock, shares outstanding | shares	12,938,128	12,938,128	12,938,128
Total amount paid to shareholders | $	$ 10,350,502	$ 20,701,005	$ 32,345,320